Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	35 Months Ended			60 Months Ended	88 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000062188
Average Annual Return [Line Items]
Average Annual Return, Percent	18.48%					9.97%		8.53%
Without Sales Load [Member] | C000062187
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%					10.52%		9.05%
Without Sales Load [Member] | C000057556
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%					10.25%		8.78%
Without Sales Load [Member] | C000074921
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%					10.08%		8.63%
Without Sales Load [Member] | C000200207
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%					13.16%	12.70%
Without Sales Load [Member] | C000023722
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%					13.73%		13.90%
Without Sales Load [Member] | C000023723
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%					13.44%		13.61%
Without Sales Load [Member] | C000023724
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%					9.90%		9.75%
Without Sales Load [Member] | C000023725
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%					9.63%		9.48%
Without Sales Load [Member] | C000023726
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%					8.97%		9.23%
Without Sales Load [Member] | C000023727
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%					8.72%		8.97%
Without Sales Load [Member] | C000060418
Average Annual Return [Line Items]
Average Annual Return, Percent	30.28%					7.99%		7.38%
Without Sales Load [Member] | C000060419
Average Annual Return [Line Items]
Average Annual Return, Percent	30.89%					8.50%		7.91%
Without Sales Load [Member] | C000060420
Average Annual Return [Line Items]
Average Annual Return, Percent	30.48%					8.21%		7.62%
Without Sales Load [Member] | C000074922
Average Annual Return [Line Items]
Average Annual Return, Percent	30.31%					8.06%		7.46%
Without Sales Load [Member] | C000076102
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%					15.65%		18.07%
Without Sales Load [Member] | C000076103
Average Annual Return [Line Items]
Average Annual Return, Percent	18.12%					16.24%		18.65%
Without Sales Load [Member] | C000076104
Average Annual Return [Line Items]
Average Annual Return, Percent	17.82%					15.95%		18.35%
Without Sales Load [Member] | C000060424
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%					14.14%		14.79%
Without Sales Load [Member] | C000060425
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%					14.72%		15.36%
Without Sales Load [Member] | C000060426
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%					14.45%		15.09%
Without Sales Load [Member] | C000074924
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%					14.25%		14.90%
Without Sales Load [Member] | C000076109
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%					11.14%		9.99%
Without Sales Load [Member] | C000076106
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%					11.69%		10.53%
Without Sales Load [Member] | C000076107
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%					11.42%		10.25%
Without Sales Load [Member] | C000076111
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%					6.24%		12.04%
Without Sales Load [Member] | C000076112
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%					5.98%		11.77%
Without Sales Load [Member] | C000076113
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%					5.82%		11.60%
Without Sales Load [Member] | C000060427
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%					7.74%		10.04%
Without Sales Load [Member] | C000060428
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%					8.26%		10.59%
Without Sales Load [Member] | C000060429
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%					8.00%		10.32%
Without Sales Load [Member] | C000074925
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%					7.84%		10.15%
Without Sales Load [Member] | C000060430
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%					5.23%		8.75%
Without Sales Load [Member] | C000060431
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%					5.75%		9.29%
Without Sales Load [Member] | C000060432
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%					5.45%		9.00%
Without Sales Load [Member] | C000074926
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%					5.33%		8.85%
Without Sales Load [Member] | C000074663
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%					5.73%		7.85%
Without Sales Load [Member] | C000023730
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%					6.26%		8.39%
Without Sales Load [Member] | C000163202
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%					6.31%		8.42%
Without Sales Load [Member] | C000023731
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%					6.36%		8.31%
Without Sales Load [Member] | C000060421
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%					(1.22%)		1.15%
Without Sales Load [Member] | C000060422
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%					(0.75%)		1.64%
Without Sales Load [Member] | C000060423
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%					(0.90%)		1.45%
Without Sales Load [Member] | C000074923
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%					(1.13%)		1.25%
Without Sales Load [Member] | C000240433
Average Annual Return [Line Items]
Average Annual Return, Percent	34.13%	17.55%
Without Sales Load [Member] | C000240434
Average Annual Return [Line Items]
Average Annual Return, Percent	31.31%			14.41%
Without Sales Load [Member] | C000240435
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%				11.70%
Without Sales Load [Member] | C000240436
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%		11.58%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%					11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%					11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%					11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%					11.19%		11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%	13.56%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%					7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%					7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%					7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%					7.91%		8.41%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%					13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%					(0.36%)		2.01%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%	18.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%			14.51%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%				20.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		21.09%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%					11.35%		9.23%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%					11.35%		9.23%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%					11.35%		9.23%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%					11.35%		9.23%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%					14.42%	14.36%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%					14.42%		14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%					14.42%		14.82%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%					9.12%		10.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%					9.12%		10.72%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%					7.31%		9.81%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%					7.31%		9.81%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%					8.92%		8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%					8.92%		8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%					8.92%		8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%					8.92%		8.18%
Russell Top 200® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%					16.73%		19.19%
Russell Top 200® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%					16.73%		19.19%
Russell Top 200® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%					16.73%		19.19%
Russell Top 200® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%					15.14%		15.78%
Russell Top 200® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%					15.14%		15.78%
Russell Top 200® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%					15.14%		15.78%
Russell Top 200® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%					15.14%		15.78%
Russell Top 200® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%					12.08%		10.91%
Russell Top 200® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%					12.08%		10.91%
Russell Top 200® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%					12.08%		10.91%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%					6.65%		12.49%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%					6.65%		12.49%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%					6.65%		12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%					8.67%		11.01%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%					8.67%		11.01%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%					8.67%		11.01%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%					8.67%		11.01%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%					6.09%		9.62%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%	18.05%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%			14.20%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%				11.91%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		11.75%